Registration No. 33-12
                                                               File No. 811-4401
                                                                     Rule 497(e)
                             NORTH TRACK FUNDS, INC.

                                ----------------

                          SUPPLEMENT DATED JUNE 6, 2005
                                       TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2005


         The section in the Statement of Additional Information dated March 1, 2005 (the "SAI") entitled "The Investment Advisors," found on pages 43-46 of the SAI, discloses the advisory fee schedules for the multiple series of the North Track Funds, Inc. ("North Track"). The corrected advisory fee schedule for the North Track Geneva Growth Fund is as follows:

            GENEVA GROWTH FUND:

           First $250 million in assets                0.75%

           Next $250 million in assets                 0.70%

           Assets over $500 million                    0.65%